Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income/(loss)	$ 560.5	$ (324.7)	$ (176.2)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Amortization of deferred revenue	(0.5)	(0.3)	(0.2)
Amortization of financing costs	5.3	5.4	5.5
Depreciation and amortization	35.8	63.3	75.0
Gain on sale of investment securities	(2.6)	(12.8)	(1.2)
Impairment of property, plant and equipment	10.0	11.0	15.0
Impairment of intangible assets	0.3	0.9	30.6	[1]
Net gain on divestment of business	(654.5)		(126.0)
EDT divestment transaction costs	(34.1)
Net loss on equity method investments	81.8	26.0
Settlement reserve charge		206.3
Share-based compensation	35.3	31.5	31.5
Excess tax benefit from share-based compensation			(2.3)
Utilization/write-down of deferred tax asset	51.0	0.1	36.8
Net charge on debt retirement	47.0	3.0	24.4
Derivative fair value gain		(1.2)	(0.3)
Other	(1.1)	1.7	4.3
Net changes in assets and liabilities:
Decrease in accounts receivable	23.9	0.8	3.7
(Increase)/decrease in prepaid and other assets	(2.2)	10.7	(16.8)
Decrease/(increase) in inventory	15.2	14.2	(24.3)
(Decrease)/increase in debt interest accrual	(6.9)	(0.7)	4.3
(Decrease)/increase in accounts payable and accruals and other liabilities	(213.5)	33.0	29.9
Decrease in working capital from EDT divestment	(70.9)
Net cash (used in)/provided by operating activities	(120.2)	68.2	(86.3)
Cash flows from investing activities:
Decrease/(increase) in restricted cash	206.8	(191.4)	3.5
Proceeds from disposal of property, plant and equipment	1.3	0.1	7.3
Purchase of property, plant and equipment	(27.3)	(40.9)	(43.5)
Purchase of intangible assets	(2.5)	(3.6)	(52.4)
Purchase of equity method investment	(20.0)
Purchase of non-current investment securities	(0.6)	(0.9)	(0.6)
Sale of non-current investment securities	2.5	7.9
Sale of current investment securities	0.3	8.5	28.9
Proceeds from business disposals	500.0	4.3
Net cash provided by/(used in) investing activities	660.5	(216.0)	(56.8)
Cash flows from financing activities:
Issue of share capital			868.0
Proceeds from share based compensation stock issuances	6.3	1.8	4.0
Repayment of loans	(697.3)	(455.0)	(867.8)
Net proceeds from debt issuances		187.1	603.0
Excess tax benefit from share-based compensation			2.3
Repayment of government grants			(5.4)
Net cash (used in)/provided by financing activities	(691.0)	(266.1)	604.1
Effect of exchange rate changes on cash	(0.1)	(0.1)	0.2
Net (decrease)/increase in cash and cash equivalents	(150.8)	(414.0)	461.2
Cash and cash equivalents at beginning of year	422.5	836.5	375.3
Cash and cash equivalents at end of year	271.7	422.5	836.5
Supplemental cash flow information:
Interest	(108.1)	(117.2)	(126.1)
Income taxes	(1.5)	(0.4)	(4.2)
Non-cash investing activities:
Purchase of equity method investment	$ (528.6)		$ (235.0)

[1]	During 2009, we recorded a non-cash impairment charge of $30.6 million relating to the Prialt intangible asset. Prialt was launched in the United States in 2005. Revenues from this product did not meet expectations and, consequently, we revised our sales forecast for Prialt and reduced the carrying value of the intangible asset to $14.6 million as of December 31, 2009.